Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In accordance with our annual equity grant procedures, annual equity grants (consisting of stock options, RSUs and/or PRSUs) to our employees, including our executive officers, are typically granted on a pre-determined grant date in February or March, which date is established by our Compensation Committee no later than January of each year and occurs after the announcement of the Company’s year-end financial results and at a time when the Company’s window to trade in Company securities has reopened (which generally occurs upon the close of the second trading day following the announcement of such financial results).

Our Compensation Committee or its designees also grant equity awards (consisting of stock options, RSUs and/or PRSUs) to employees at other times during the year in connection with significant personnel events, such as being newly hired or promoted. In accordance with our equity grant procedures, new hire and promotion equity grants during the year are typically granted on our pre-determined monthly New Hire Grant Date (defined as the first Wednesday following the first Monday of each month (or the first business day thereafter if such Wednesday is a holiday for which Nasdaq is closed)).

The Company does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), and we have not timed the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation. Under our equity grant procedures, if the Company determines that it is in possession of MNPI on or around an anticipated grant date, the Compensation Committee has the authority to defer the grant date. During 2025, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that disclosed MNPI.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”), and we have not timed the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation. Under our equity grant procedures, if the Company determines that it is in possession of MNPI on or around an anticipated grant date, the Compensation Committee has the authority to defer the grant date.
MNPI Disclosure Timed for Compensation Value	false